Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	May 01, 2013
(Wells Fargo Advantage VT International Equity Fund) | Class 1
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.99%
Fee Waivers	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[1]
(Wells Fargo Advantage VT Omega Growth Fund) | Class 1
Operating Expenses:
Management Fees	0.55%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.80%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.75%	[2]
(Wells Fargo Advantage VT Opportunity Fund) | Class 1
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.76%	[3]
(Wells Fargo Advantage VT Small Cap Growth Fund) | Class 1
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[4]
(Wells Fargo Advantage VT Small Cap Value Fund) | Class 1
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[5]
(Wells Fargo Advantage VT Discovery Fund) | Class 2
Operating Expenses:
Management Fees	0.70%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.21%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	[2]
(Wells Fargo Advantage VT Index Asset Allocation Fund) | Class 2
Operating Expenses:
Management Fees	0.55%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.13%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]
(Wells Fargo Advantage VT International Equity Fund) | Class 2
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.24%
Fee Waivers	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[6]
(Wells Fargo Advantage VT Intrinsic Value Fund) | Class 2
Operating Expenses:
Management Fees	0.55%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.15%
Fee Waivers	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.01%	[7]
(Wells Fargo Advantage VT Omega Growth Fund) | Class 2
Operating Expenses:
Management Fees	0.55%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]
(Wells Fargo Advantage VT Opportunity Fund) | Class 2
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.11%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.01%	[7]
(Wells Fargo Advantage VT Small Cap Growth Fund) | Class 2
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	[8]
(Wells Fargo Advantage VT Small Cap Value Fund) | Class 2
Operating Expenses:
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.35%
Fee Waivers	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	[9]
(Wells Fargo Advantage VT Total Return Bond Fund) | Class 2
Operating Expenses:
Management Fees	0.40%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.95%
Fee Waivers	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.91%	[10]

[1]	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.69% for Class 1. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Class 1. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Class 1. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.89% for Class 1. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.94% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.14% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	The Adviser has committed through April 30, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.90% for Class 2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.